Average Annual Total Returns		12 Months Ended	51 Months Ended	60 Months Ended	81 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Hoya Capital Housing 100TM Index (gross total return) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Hoya Capital Housing 100TM Index (gross total return)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		2.76%		9.63%	12.09%
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	12.81%	14.42%	15.70%
S&P MidCap 400® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P MidCap 400® Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.50%		9.12%	10.23%
Hoya Capital High Dividend Yield Index (gross total return) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Hoya Capital High Dividend Yield Index (gross total return)(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		2.84%	(1.14%)
Dow Jones U.S. Real Estate Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Dow Jones U.S. Real Estate Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		3.78%	0.28%
Hoya Capital Housing ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.47%		9.22%	11.65%
Hoya Capital Housing ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.93%		8.72%	11.04%
Hoya Capital Housing ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.68%		7.17%	9.25%
Hoya Capital High Dividend Yield ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.34%	(1.63%)
Performance Inception Date	Sep. 21, 2021
Hoya Capital High Dividend Yield ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		0.77%	(3.41%)
Hoya Capital High Dividend Yield ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		1.71%	(1.74%)